Property and Equipment, Net (Tables)	May 20, 2020
Property Plant And Equipment [Abstract]
Components of Property and Equipment
Property and equipment, net, as of December 31, 2019 and 2018 consisted of the following:

	December 31,
(In thousands)	2019	2018
Computer and office equipment	$1,184	$1,133
Manufacturing equipment	12,147	12,000
Furniture and fixtures	609	604
Software	455	434
Leasehold improvements	1,157	815
Construction—in progress	6,077	1,416

	21,629	16,402
Less: Accumulated depreciation	(7,967)	(5,692)

Total property and equipment, net	$13,662	$10,710